Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 01, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
The following disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the 1934 Act .The tables and related disclosures contain information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain Company financial performance measures. The Compensation and Human Capital Committee did not consider this pay versus performance disclosure when making its executive compensation decisions in 2022 or in setting target compensation in 2023. For further information about how we align executive compensation with Company performance, see
“Compensation Discussion and Analysis.”
The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our PEO or
Non-PEO
Named Executive Officers.

					Value of initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Adjusted EBITDA ($)(7)
2022	5,331,034	696,971	1,399,047	84,150	129	110	223,428,000	439,284,000
2021	4,351,277	7,666,457	1,213,319	2,139,501	205	138	118,763,000	285,440,000
2020	4,097,375	5,547,911	1,149,186	2,089,937	148	120	97,239,000	245,570,000

(1)	Jeffrey W. Edwards, our Chief Executive Officer, served as our principal e xecutive officer (“PEO”) for each of 2022, 2021 and 2020.

(2)
Compensation actually paid to our PEO in each of 2022, 2021 and 2020 reflects the amounts in the
Summary Compensation Table
Totals for PEO in the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

PEO	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table (SCT) Total Compensation	5,331,034	4,351,277	4,097,375
- Aggregate change in actuarial present value of pension benefits	-	-	-
+ Service cost of pension benefits	-	-	-
+ Prior service cost of pension benefits	-	-	-
- Stock award values reported in the SCT for the covered year	3,377,950	2,703,051	2,502,713
- Option award values reported in the SCT for the covered year	-	-	-
+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	2,807,851	3,062,523	3,301,003
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	(2,062,567)	2,053,206	1,850,633
+ Vesting date fair value of equity awards granted and vested in the covered year	-	-	-
+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(2,093,505)	892,293	(1,198,387)
- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ Dollar value of dividends/earnings paid on equity awards that vested in the covered year	92,108	10,209	-
+ Excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to PEO	696,971	7,666,457	5,547,911

(3)	Our Non-PEO Named Executive Officers were Jay Elliott, Jeffrey Hire, Michael Miller and Jason Niswonger for each of 2022, 2021 and 2020.

(4)
Average compensation actually paid to our
non-PEO
NEOs in each of 2022, 2021 and 2020 reflects the amounts in the
Summary Compensation Table
Totals for
non-PEO
NEO’s in the third column of the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

Average for Non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table (SCT) Total Compensation	1,399,047	1,213,319	1,149,186
- Aggregate change in actuarial present value of pension benefits	-	-	-
+ Service cost of pension benefits	-	-	-
+ Prior service cost of pension benefits	-	-	-
- Stock award values reported in the SCT for the covered year	688,190	556,266	522,471
- Option award values reported in the SCT for the covered year	-	-	-
+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	547,498	630,242	1,308,093
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	(755,678)	658,604	393,249
+ Vesting date fair value of equity awards granted and vested in the covered year	-	-	-
+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(437,789)	191,413	(238,121)
- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ Dollar value of dividends /earnings paid on equity awards that vested in the covered year	19,261	2,190	-
+ Excess fair value for equity award modifications	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	84,150	2,139,501	2,089,937

(5)
For each of the three fiscal years presented in the table, total shareholder return was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, the peer group used consists of two published industry indices: the Russell 2000 Index and the S&P 600 Building Products Sub Industry GICS Level 4 Index.

(6)	Net income is rounded to the nearest hundred thousand.

(7)
The Compensation and Human Capital Committee has selected Adjusted EBITDA as the most important financial performance measure used to link our executive compe nsation
to Company pe
rforman
ce. See “
Additional Information – Use of
Non-GAAP
Financial Measures
” for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our Non-PEO Named Executive Officers were Jay Elliott, Jeffrey Hire, Michael Miller and Jason Niswonger for each of 2022, 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]	For each of the three fiscal years presented in the table, total shareholder return was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
	For purposes of this pay versus performance disclosure, the peer group used consists of two published industry indices: the Russell 2000 Index and the S&P 600 Building Products Sub Industry GICS Level 4 Index.
PEO Total Compensation Amount	$ 5,331,034	$ 4,351,277	$ 4,097,375
PEO Actually Paid Compensation Amount	$ 696,971	7,666,457	5,547,911
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid to our PEO in each of 2022, 2021 and 2020 reflects the amounts in the
Summary Compensation Table
Totals for PEO in the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

PEO	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table (SCT) Total Compensation	5,331,034	4,351,277	4,097,375
- Aggregate change in actuarial present value of pension benefits	-	-	-
+ Service cost of pension benefits	-	-	-
+ Prior service cost of pension benefits	-	-	-
- Stock award values reported in the SCT for the covered year	3,377,950	2,703,051	2,502,713
- Option award values reported in the SCT for the covered year	-	-	-
+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	2,807,851	3,062,523	3,301,003
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	(2,062,567)	2,053,206	1,850,633
+ Vesting date fair value of equity awards granted and vested in the covered year	-	-	-
+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(2,093,505)	892,293	(1,198,387)
- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ Dollar value of dividends/earnings paid on equity awards that vested in the covered year	92,108	10,209	-
+ Excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to PEO	696,971	7,666,457	5,547,911

Non-PEO NEO Average Total Compensation Amount	$ 1,399,047	1,213,319	1,149,186
Non-PEO NEO Average Compensation Actually Paid Amount	$ 84,150	2,139,501	2,089,937
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Average compensation actually paid to our
non-PEO
NEOs in each of 2022, 2021 and 2020 reflects the amounts in the
Summary Compensation Table
Totals for
non-PEO
NEO’s in the third column of the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

Average for Non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table (SCT) Total Compensation	1,399,047	1,213,319	1,149,186
- Aggregate change in actuarial present value of pension benefits	-	-	-
+ Service cost of pension benefits	-	-	-
+ Prior service cost of pension benefits	-	-	-
- Stock award values reported in the SCT for the covered year	688,190	556,266	522,471
- Option award values reported in the SCT for the covered year	-	-	-
+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	547,498	630,242	1,308,093
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	(755,678)	658,604	393,249
+ Vesting date fair value of equity awards granted and vested in the covered year	-	-	-
+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(437,789)	191,413	(238,121)
- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ Dollar value of dividends /earnings paid on equity awards that vested in the covered year	19,261	2,190	-
+ Excess fair value for equity award modifications	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	84,150	2,139,501	2,089,937

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following table lists the financial performance measure that we believe represents the most important financial measure used to link compensation actually paid to our executives to Company performance:

Performance-based incentive cash awards	Adjusted EBITDA
Performance-based incentive equity awards	Adjusted EBITDA

Total Shareholder Return Amount	$ 129	205	148
Peer Group Total Shareholder Return Amount	110	138	120
Net Income (Loss)	$ 223,428,000	$ 118,763,000	$ 97,239,000
Company Selected Measure Amount	439,284,000	285,440,000	245,570,000
PEO Name	Jeffrey W. Edwards
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Compensation and Human Capital Committee has selected Adjusted EBITDA as the most important financial performance measure used to link our executive compe nsation
to Company pe
rforman
ce. See “
Additional Information – Use of
Non-GAAP
Financial Measures
	” for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,377,950	2,703,051	2,502,713
PEO [Member] | Option award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,807,851	3,062,523	3,301,003
PEO [Member] | Yearoveryear change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,062,567)	2,053,206	1,850,633
PEO [Member] | Vesting date fair value of equity awards granted and vested in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Yearoveryear change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,093,505)	892,293	(1,198,387)
PEO [Member] | Fair value as of prioryear end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dollar value of dividendsearnings paid on equity awards that vested in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,108	10,209	0
PEO [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	688,190	556,266	522,471
Non-PEO NEO [Member] | Option award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	547,498	630,242	1,308,093
Non-PEO NEO [Member] | Yearoveryear change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(755,678)	658,604	393,249
Non-PEO NEO [Member] | Vesting date fair value of equity awards granted and vested in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Yearoveryear change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(437,789)	191,413	(238,121)
Non-PEO NEO [Member] | Fair value as of prioryear end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dollar value of dividendsearnings paid on equity awards that vested in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,261	2,190	0
Non-PEO NEO [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0